Organization and Business Overview (Tables)	12 Months Ended
Nov. 30, 2025
Organization and Business Overview [Abstract]
Schedule of Company has Direct Interests Subsidiaries

During the years ended November 30, 2025, 2024 and 2023, the Company has direct interests in the following subsidiaries:

Name	Place and date of formation and acquisition	Issued ordinary share capital	Ownership	Principal activity
Intelligent Joy Limited (“IJL”)	Hong Kong, October 24, 2016	HK$2,010,003	100% owned by IGL	Financial PR services
Intelligent Tech Limited (“ITL”)	Hong Kong, June 16, 2018	HK$100	100% owned by IGL	Financial PR services
ShenZhen HuiYue Technology Limited (“SZIJ”)	PRC, June 3, 2025	RMB1,000,000	100% owned by IGL	Financial PR services
LQ Capital Limited (“LQ”)	Hong Kong, August 16, 2025	HK$100	100% owned by IGL	Money lender

Schedule of IPO, After Deducting the Escrow Fund, Accrued and Paid Commissions and Offering Expenses	The net proceeds to the Company from the IPO, after deducting the escrow fund, accrued and paid commissions and offering expenses, were approximately US$6,303,045 (HKD49.04 million), the detailed breakdown is as follows:
Proceeds from Offering:	USD
Gross proceeds from the Offering ( 1,875,000 ordinary shares at $4.00 per share )	7,500,000
Total Gross Proceeds	7,500,000

Compensation and Deduction from Gross Proceeds
Underwriting discount (7% of gross proceeds)	(525,000)
Non-accountable expenses (1% of gross proceeds)	(75,000)
Reimburse expenses paid on Issuers behalf	(30,000)
Clearing and other related expenses	(35,000)
Accountable Expenses ($200,000 maximum of which $15,000 has been paid. Also includes $105,000 to Haneberg Hurlbert PLC)	(185,000)
Remaining Due Diligence Fee (a total of $75,000, of which $40,000 has been paid)	(35,000)
Legal Fees - Loeb & Loeb	(200,000)
NASDAQ, INC. - Professional services fee - USD45,000	(45,000)
Nasdaq Fee 49652.33 USD	(49,652)
Total Deductions	(1,179,652)
Foreign exchange gain (or loss)	(17,303)
Net Proceeds	6,303,045

Schedule of PIPE, After Deducting Accrued and Paid Commissions and Offering Expenses	The net proceeds to the Company from the PIPE, after deducting accrued and paid commissions and offering expenses, were approximately US$3,818,011(HK$30.80 million), the detailed breakdown is as follows:
Proceeds from Offering:	USD
Gross proceeds from the Offering (15,000,000 ordinary shares at $0.2615 per share )	3,922,500
Total Gross Proceeds	3,922,500

Compensation and Deduction from Gross Proceeds
SEC registration fee	(994)
Transfer Agent Expenses	(1,495)
Legal fees and expenses	(64,000)
Accounting fees and expense	(38,000)
Total Deductions	(104,489)

Net Proceeds	3,818,011
Proceeds from Offering:	USD
Gross proceeds from the Offering (2,625,000 ordinary shares at $0.3 per share)	787,500
Total Gross Proceeds	787,500

Compensation and Deduction from Gross Proceeds
Legal fees and expenses	(14,285)
Accounting fees and expenses	(24,190)
Total Deductions	(38,475)

Net Proceeds	749,025